Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

Cash and cash equivalents consist of the following:

	December 31, 2022	December 31, 2021
Cash and cash equivalents	$157,814	$159,467
Restricted cash	17,284	9,979
Total cash and cash equivalents and restricted cash	$175,098	$169,446